SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment	$ 242,906	$ 242,906	$ 240,381
Less: Accumulated depreciation	(155,162)	(145,016)	(99,987)
Property and equipment, net	87,744	97,890	140,394
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	116,520	116,520	113,995
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 126,386	$ 126,386	$ 126,386